NYSE Regulation

NYSE Regulation, Inc.
20 Broad Street
New York, NY 10005
nyseregulation.com

10013896

November 30, 2010

CENTARCA
001-10257

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re:	Issuer:	Barclays Bank PLC
	CIK:	0000312070
	SEC File Number:	001-10257
	Form 8-A12B Filing Date:	8-A12B filed 11/30/2010

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on November 24, 2010) an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. ("Exchange"):

iPath® Long Extended Russell 1000® TR Index ETN

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,

Clinton Clark
Corporate Compliance